Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
CONTINGENCIES	CONTINGENCIES
At December 31, 2024, the Company had the following outstanding matters:
(a)Legal
The Company is a defendant in various lawsuits and legal actions for alleged fines, labour related and other matters in the jurisdictions in which it operates. Management regularly reviews these lawsuits and legal actions with outside counsel to assess the likelihood that the Company will ultimately incur a material cash outflow to settle a claim. To the extent management believes it is probable that a cash outflow will be incurred to settle a claim, a provision for the estimated settlement amount is recognized. At December 31, 2024, the Company recognized a provision of $6.4 million (2023 – $7.8 million) for legal matters which is included in other non-current liabilities.
Premier Gold Mines Limited (“PGML”) acquired the Mercedes Mine from Yamana Gold Inc. in 2016. The Company acquired PGML in 2021 and subsequently sold the Mercedes Mine to Bear Creek in 2022. The agreements governing the sale of the Mercedes Mine to PGML and the subsequent sale of the Mercedes Mine to Bear Creek included tax indemnity provisions. The Mexican tax authority is currently auditing the Mercedes Mine for the 2016 income tax year. As a final assessment has not been issued to Bear Creek by the Mexican tax authority, the Company determined it did not have a present obligation under the tax indemnity at December 31, 2024. Accordingly, no amount has been recognized as a provision in relation to this matter at December 31, 2024. The amount and timing of any final assessment in the audit is uncertain and may be appealed.
(b)Environmental
A historic rain event caused widespread flooding in the Aurizona region in March 2021 and a freshwater pond on the Aurizona site overflowed. The tailings facility and other infrastructure at the Aurizona site remained operational. The Company received notices from the local state government of environmental infractions related to turbidity in the local water supply at Aurizona with associated fines at December 31, 2024 totaling $8.3 million (2023 – $10.6 million). In addition, public civil actions have been filed against the Company in the State and Federal courts claiming various damages because of the rain event, and criminal proceedings have been filed against the Company by the Federal public prosecutor. The Company and its advisors believe the fines, public civil actions and criminal proceedings are without merit and it is not probable that a cash outflow for this matter will occur. Accordingly, no amount has been recognized in relation to the fines, public civil actions, and criminal proceedings.
The above matters could have an adverse impact on the Company’s financial performance, cash flows and results of operations if they are not resolved favorably.